Income Taxes (Schedule of Deferred Tax Assets and Liabilities after Netting by Tax Jurisdiction) (Details) (USD $) In Millions	Jun. 30, 2011		Jun. 30, 2010
Income Taxes
Current deferred tax asset	$ 29.2	[1]	$ 42.5	[1]
Non current deferred tax asset	9.5	[2]	3.5	[2]
Current deferred tax liability	(762.9)	[3]	(616.8)	[3]
Non current deferred tax asset (liability)	(85.0)	[4]	(98.9)	[4]
Net deferred income tax liabilities	$ (809.2)		$ (669.7)

[1]	Included in "Prepaid Expenses and Other" in our consolidated balance sheets.
[2]	Included in "Other Assets" in our consolidated balance sheets.
[3]	Included in "Other Accrued Liabilities" in our consolidated balance sheets.
[4]	Included in "Deferred Income Taxes and Other Liabilities" in our consolidated balance sheets.